CERTIFICATION


     Pursuant to Rule 497(j) of the Securities Act of 1933, the undersigned hereby certifies as follows:

1. This filing is made on behalf of the ICON Funds (the "Registrant"). Registrant's 1933 Act File No. is 333-14927 and Registrant's 1940 Act File No. is 811-7883.

2. There are no changes to the Prospectuses and Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 16 ("PEA No. 16") on January 29, 2003, pursuant to Rule 485(b) under the 1933 Act for the following funds:

        ICON Core Equity Fund
        ICON Consumer Discretionary Fund
        ICON Energy Fund
        ICON Financial Fund
        ICON Healthcare Fund
        ICON Industrials Fund
        ICON Information Technology Fund
        ICON Leisure and Consumer Staples Fund
        ICON Materials Fund
        ICON Telecommunication & Utilities Fund
        ICON Asia-Pacific Region Fund
        ICON North Europe Region Fund
        ICON South Europe Region Fund
        ICON Short-Term Fixed Income Fund

3.   The text of PEA No. 16 has been filed electronically.

DATED:  January 31, 2003


                                   ICON FUNDS
                                   On behalf of the Funds

                                   /s/ Andra C. Ozols
                                   ---------------------------
                                   By: Andra C. Ozols
                                       Secretary